UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       5/13/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/08
                              RUN DATE: 03/31/08

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   37
                                        --------------------

Form 13F Information Table Value Total:           $79,577
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       3,473   292,610                 SOLE          0      292,610
 ADMINISTAFF INC                  COM         007094105         895    37,900                 SOLE          0       37,900
 AGILYSYS INC                     COM         00847J105         485    41,778                 SOLE          0       41,778
 AMEDISYS INC                     COM         023436108       2,104    53,486                 SOLE          0       53,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,624    87,800                 SOLE          0       87,800
 ASTEC INDUSTRIES INC             COM         205684103         116     3,000                 SOLE          0        3,000
 BELDEN INC                       COM         77459105        2,756    78,024                 SOLE          0       78,024
 CHECKPOINT SYSTEMS INC           COM         162825103       1,300    48,400                 SOLE          0       48,400
 CIMAREX ENERGY                   COM         171798101       5,819   106,300                 SOLE          0      106,300
 COHERENT INC                     COM         192479103       3,265   117,064                 SOLE          0      117,064
 CRANE CO                         COM         224399105       2,437    60,400                 SOLE          0       60,400
 CSG SYS INTL INC                 COM         126349109       3,181   279,746                 SOLE          0      279,746
 CURTISS WRIGHT CORP              COM         231561101       1,120    27,000                 SOLE          0       27,000
 DATASCOPE CORP                   COM         238113104         945    22,800                 SOLE          0       22,800
 CYMER INC                        COM         232572107       2,579    99,042                 SOLE          0       99,042
 DREW INDUSTRIES INC              COM         26168L205         196     8,000                 SOLE          0        8,000
 EMCOR GROUP INC                  COM         29084Q100         786    35,400                 SOLE          0       35,400
 GARDNER DENVER INC               COM         365558105       1,959    52,800                 SOLE          0       52,800
 GLOBAL PAYMENTS INC              COM         37940X102       5,629   136,100                 SOLE          0      136,100
 KAYDON CORP                      COM         486587108       6,889   156,900                 SOLE          0      156,900
 LHC GROUP INC                    COM         50187A107       1,074    63,922                 SOLE          0       63,922
 MARINE PRODUCTS CORP             COM         568427108       1,655   204,803                 SOLE          0      204,803
 SPSS INC                         COM         0                  62     1,600                 SOLE          0        1,600
 MIDDLEBY CORP                    COM         596278101       1,273    20,406                 SOLE          0       20,406
 MKS INSTRUMENTS INC              COM         55306N104       3,731   174,360                 SOLE          0      174,360
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,598    61,500                 SOLE          0       61,500
 MTS SYS CORP                     COM         553777103       1,297    40,199                 SOLE          0       40,199
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,718   114,200                 SOLE          0      114,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,212    52,800                 SOLE          0       52,800
 ROLLINS INC                      COM         775711104       1,702    96,225                 SOLE          0       96,225
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,614    59,400                 SOLE          0       59,400
 SYKES ENTERPRISES INC            COM         871237103         193    11,000                 SOLE          0       11,000
 TECHNITROL INC                   COM         878555101       1,448    62,600                 SOLE          0       62,600
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922206107       1,869    66,411                 SOLE          0       66,411
 W-H ENERGY SERVICES INC          COM         922207105       1,136    16,500                 SOLE          0       16,500
 WABTEC CORP                      COM         92925E108       6,990   185,600                 SOLE          0      185,600
 WINNEBAGO INDUSTRIES             COM         929740108         446    26,400                 SOLE          0       26,400
